Cover	Jan. 28, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2022
Entity File Number	001-39618
Entity Registrant Name	DOCGO INC.
Entity Central Index Key	0001822359
Entity Tax Identification Number	85-2515483
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35 West 35th Street
Entity Address, Address Line Two	Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(844)
Local Phone Number	443-6246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DCGO
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock at an exercise
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	DCGOW
Security Exchange Name	NASDAQ